UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31st
Date of reporting period: January 31, 2018
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)1
Consumer Discretionary (8.1%)
DR Horton Inc.	3,737,783	183,338
* Norwegian Cruise Line Holdings Ltd.	2,592,156	157,448
TJX Cos. Inc.	1,891,229	151,903
Omnicom Group Inc.	1,662,541	127,434
Interpublic Group of Cos. Inc.	5,771,362	126,335
Goodyear Tire & Rubber Co.	3,516,600	122,448
Newell Brands Inc.	4,215,130	111,448
Expedia Inc.	858,666	109,918
Ford Motor Co.	9,896,973	108,570
General Motors Co.	1,869,100	79,268
Lennar Corp. Class A	1,209,518	75,788
News Corp. Class A	4,001,857	68,472
GKN plc	10,928,595	65,596
Hilton Worldwide Holdings Inc.	763,244	65,372
Lowe's Cos. Inc.	485,000	50,794
Toll Brothers Inc.	923,483	43,016
* Aptiv plc	371,442	35,242
Kohl's Corp.	343,475	22,247
		1,704,637
Consumer Staples (5.5%)
British American Tobacco plc	3,521,979	240,719
Ingredion Inc.	1,262,550	181,353
Wal-Mart Stores Inc.	1,522,538	162,302
Coty Inc. Class A	7,175,318	140,708
* Post Holdings Inc.	1,851,230	140,083
* US Foods Holding Corp.	3,898,948	125,273
Kroger Co.	2,276,300	69,108
CVS Health Corp.	688,190	54,154
Kellogg Co.	625,000	42,569
		1,156,269
Energy (8.6%)
Pioneer Natural Resources Co.	1,572,907	287,700
Royal Dutch Shell plc ADR	3,640,473	255,707
Halliburton Co.	4,459,412	239,471
* Concho Resources Inc.	1,260,375	198,434
Anadarko Petroleum Corp.	3,128,685	187,878
Exxon Mobil Corp.	1,713,960	149,629
BP plc ADR	2,975,024	127,301
Canadian Natural Resources Ltd.	2,081,768	71,092
Cenovus Energy Inc.	6,621,254	63,233
Murphy Oil Corp.	1,836,625	58,956
HollyFrontier Corp.	1,035,300	49,653
Cimarex Energy Co.	371,456	41,677
Valero Energy Corp.	382,200	36,680
ConocoPhillips	623,317	36,657
Baker Hughes a GE Co.	404,150	12,993
		1,817,061

Financials (25.3%)
Bank of America Corp.	16,534,657	529,109
Citigroup Inc.	6,096,114	478,423
American International Group Inc.	6,242,551	399,024
Wells Fargo & Co.	5,267,227	346,478
XL Group Ltd.	8,520,511	313,896
MetLife Inc.	6,471,275	311,074
Unum Group	4,304,869	228,976
PNC Financial Services Group Inc.	1,402,732	221,660
Comerica Inc.	2,307,435	219,714
UBS Group AG	9,588,560	194,840
JPMorgan Chase & Co.	1,559,517	180,389
Arthur J Gallagher & Co.	2,444,900	167,036
Intercontinental Exchange Inc.	1,869,445	138,040
Capital One Financial Corp.	1,315,719	136,782
Morgan Stanley	2,395,936	135,490
Goldman Sachs Group Inc.	493,525	132,210
Voya Financial Inc.	2,353,572	122,174
Principal Financial Group Inc.	1,691,773	114,364
Franklin Resources Inc.	2,695,150	114,301
Regions Financial Corp.	5,913,150	113,710
State Street Corp.	1,023,350	112,742
* ING Groep NV ADR	5,071,500	99,909
M&T Bank Corp.	383,853	73,231
Axis Capital Holdings Ltd.	1,418,271	71,665
Fifth Third Bancorp	2,159,384	71,476
Allstate Corp.	711,097	70,235
KeyCorp	3,143,625	67,274
Zions Bancorporation	784,060	42,363
Citizens Financial Group Inc.	727,451	33,390
Willis Towers Watson plc	205,562	32,986
Invesco Ltd.	695,225	25,118
* Brighthouse Financial Inc.	184,920	11,883
		5,309,962
Health Care (11.8%)
Bristol-Myers Squibb Co.	5,924,316	370,862
* Mylan NV	7,509,978	321,803
UnitedHealth Group Inc.	1,233,692	292,114
Medtronic plc	2,953,095	253,641
McKesson Corp.	1,207,827	203,978
Allergan plc	935,967	168,717
* HCA Healthcare Inc.	1,635,349	165,432
Koninklijke Philips NV	3,700,921	150,850
* Biogen Inc.	354,229	123,204
Pfizer Inc.	3,236,417	119,877
* Express Scripts Holding Co.	1,328,137	105,162
Merck & Co. Inc.	1,283,041	76,020
Cigna Corp.	300,926	62,698
Cardinal Health Inc.	822,527	59,049
		2,473,407
Industrials (10.1%)
Eaton Corp. plc	3,372,429	283,183
Harris Corp.	1,766,815	281,595
Honeywell International Inc.	1,299,734	207,528
* IHS Markit Ltd.	3,916,883	186,953
Raytheon Co.	888,347	185,611

	Dover Corp.	1,596,742	169,590
*	Sensata Technologies Holding NV	2,865,829	161,203
	JB Hunt Transport Services Inc.	1,177,100	142,229
	Stanley Black & Decker Inc.	579,053	96,256
	Parker-Hannifin Corp.	476,552	95,987
	Knight-Swift Transportation Holdings Inc.	1,753,384	87,301
	American Airlines Group Inc.	1,536,282	83,451
	Schneider National Inc. Class B	2,297,300	67,265
	Kansas City Southern	314,498	35,579
	L3 Technologies Inc.	166,050	35,279
			2,119,010
Information Technology (16.4%)
	QUALCOMM Inc.	5,669,107	386,917
	Broadcom Ltd.	1,318,959	327,141
*	Arrow Electronics Inc.	3,777,344	307,249
	Lam Research Corp.	1,220,899	233,827
*	Micron Technology Inc.	5,022,807	219,597
	Cisco Systems Inc.	5,267,987	218,832
	Apple Inc.	1,279,917	214,296
*,^ VeriSign Inc.		1,592,242	182,980
	Oracle Corp.	3,473,300	179,188
	Marvell Technology Group Ltd.	7,512,800	175,274
	KLA-Tencor Corp.	1,532,400	168,257
*	Keysight Technologies Inc.	3,381,000	157,960
	Hewlett Packard Enterprise Co.	9,133,464	149,789
	SS&C Technologies Holdings Inc.	2,220,100	111,627
	Cognizant Technology Solutions Corp. Class A	1,364,386	106,395
	Microsoft Corp.	1,057,906	100,512
	TE Connectivity Ltd.	721,024	73,927
	Seagate Technology plc	1,297,862	71,642
	Micro Focus International plc ADR	1,254,263	37,929
*	CommScope Holding Co. Inc.	766,639	29,615
			3,452,954
Materials (3.6%)
	Celanese Corp. Class A	2,178,482	235,625
	International Paper Co.	2,686,400	168,867
	PPG Industries Inc.	1,272,021	151,027
*	Alcoa Corp.	2,843,200	147,903
	Reliance Steel & Aluminum Co.	674,200	59,053
			762,475
Other (0.4%)
2	Vanguard Value ETF	703,525	78,324

Real Estate (3.0%)
	American Tower Corp.	1,651,165	243,877
	Weyerhaeuser Co.	6,113,841	229,514
	Public Storage	588,978	115,298
	Boston Properties Inc.	415,628	51,417
			640,106
Telecommunication Services (1.8%)
	Verizon Communications Inc.	4,130,104	223,315
	Nippon Telegraph & Telephone Corp.	2,791,900	133,689
	AT&T Inc.	815,225	30,530
			387,534

Utilities (2.7%)
	NextEra Energy Inc.			1,256,420	199,042
	Edison International			2,606,610	162,991
	Sempra Energy			863,300	92,390
	Avangrid Inc.			1,258,907	61,334
	Entergy Corp.			367,502	28,919
	PG&E Corp.			267,725	11,360
					556,036
Total Common Stocks (Cost $13,812,562)					20,457,775
		Coupon
Temporary Cash Investments (2.8%)1
Money Market Fund (1.7%)
3,4 Vanguard Market Liquidity Fund		1.545%		3,581,835	358,183

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.6%)
	Bank of America Securities, LLC
	(Dated 1/31/18, Repurchase Value
	$127,205,000, collateralized by Federal
	Home Loan Mortgage Corp. 0.000%-
	4.000%, 12/1/47-1/1/48, and Federal
	National Mortgage Assn. 2.888%, 4/1/47,
	with a value of $129,744,000)	1.360%	2/1/18	127,200	127,200

U.S. Government and Agency Obligations (0.5%)
5,6 Federal Home Loan Bank Discount Notes		1.303%	2/27/18	75,000	74,931
	United States Treasury Bill	1.108%	2/1/18	1,500	1,500
7	United States Treasury Bill	1.209%	2/8/18	5,000	4,999
7	United States Treasury Bill	1.432%	4/26/18	600	598
7	United States Treasury Bill	1.370%	5/17/18	6,000	5,975
7	United States Treasury Bill	1.509%	6/21/18	6,000	5,965
					93,968
Total Temporary Cash Investments (Cost $579,352)					579,351
Total Investments (100.1%) (Cost $14,391,914)					21,037,126
Other Assets and Liabilities-Net (-0.1%)4					(14,737)
Net Assets (100%)					21,022,389

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,492,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $11,500,000 of collateral received for securities on loan.
5 Securities with a value of $4,699,000 have been segregated as collateral for open forward currency contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $12,566,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Windsor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	2,270	320,728	3,325

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
	Contract					Unrealized Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	3/20/18	JPY	656,200	USD	5,878	149
Credit Suisse International	3/20/18	USD	146,192	JPY	16,364,746	(4,111)
						(3,962)
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

Windsor Fund

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,866,921	590,854	—
Temporary Cash Investments	358,183	221,168	—
Futures Contracts—Assets[1]	160	—	—
Forward Currency Contracts—Liabilities	—	(3,962)	—
Total	20,225,264	808,060	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to

Windsor Fund

accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At January 31, 2018, the cost of investment securities for tax purposes was $14,391,914,000. Net unrealized appreciation of investment securities for tax purposes was $6,645,212,000, consisting of unrealized gains of $6,885,440,000 on securities that had risen in value since their purchase and $240,228,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (96.9%)1
Consumer Discretionary (10.0%)
	Lowe's Cos. Inc.	7,440,426	779,236
	Dollar General Corp.	7,062,600	728,295
	Twenty-First Century Fox Inc. Class A	19,521,700	720,351
	Comcast Corp. Class A	8,856,400	376,663
*	Aptiv plc	2,456,226	233,047
	Adient plc	3,568,791	231,258
	McDonald's Corp.	1,273,925	218,019
	Omnicom Group Inc.	2,680,400	205,453
	DR Horton Inc.	3,837,656	188,237
	General Motors Co.	4,203,928	178,289
*	AutoZone Inc.	213,570	163,475
*,^ Discovery Communications Inc. Class A		5,498,058	137,836
	Lennar Corp. Class A	1,666,781	104,440
	Starbucks Corp.	1,760,070	99,990
	CBS Corp. Class B	1,488,200	85,735
*	Discovery Communications Inc.	3,474,400	82,899
	Goodyear Tire & Rubber Co.	2,297,700	80,006
	Magna International Inc.	1,273,100	72,758
	CalAtlantic Group Inc.	1,289,423	72,375
*	Dollar Tree Inc.	564,800	64,952
	Genuine Parts Co.	563,581	58,652
*	Madison Square Garden Co. Class A	259,967	56,111
^	Harley-Davidson Inc.	1,136,500	55,075
	Honda Motor Co. Ltd.	1,390,321	49,031
	Publicis Groupe SA	687,520	47,513
	Hyundai Motor Co.	263,261	39,983
	Bed Bath & Beyond Inc.	1,630,200	37,625
	Interpublic Group of Cos. Inc.	835,300	18,285
*	Delphi Technologies plc	270,433	14,936
*	Meritage Homes Corp.	284,390	13,494
	Best Buy Co. Inc.	34,271	2,504
	Ralph Lauren Corp. Class A	19,981	2,284
	Lear Corp.	11,369	2,196
	Royal Caribbean Cruises Ltd.	15,344	2,049
*	Michael Kors Holdings Ltd.	28,901	1,907
*	Liberty Global plc Class A	49,874	1,864
	News Corp. Class B	91,990	1,605
	Lennar Corp. Class B	31,235	1,582
	H&R Block Inc.	49,693	1,319
	Target Corp.	16,713	1,257
	BorgWarner Inc.	14,831	834
	Toll Brothers Inc.	13,801	643
	Ford Motor Co.	53,200	584
	News Corp. Class A	24,257	415
	Twenty-First Century Fox Inc.	11,107	405
	Carnival Corp.	5,371	385
*	Liberty Interactive Corp. QVC Group Class A	11,582	325
	Las Vegas Sands Corp.	3,884	301
*	Michaels Cos. Inc.	8,634	232

Nordstrom Inc.	3,969	196
Gap Inc.	2,527	84
		5,236,990
Consumer Staples (8.3%)
Philip Morris International Inc.	7,778,119	834,048
Altria Group Inc.	9,460,030	665,419
CVS Health Corp.	8,209,654	646,018
Imperial Brands plc ADR	13,950,350	585,496
Coca-Cola Co.	10,129,381	482,057
PepsiCo Inc.	2,603,221	313,167
Molson Coors Brewing Co. Class B	3,378,778	283,885
Kroger Co.	5,659,650	171,827
* Unilever plc ADR	2,220,700	125,403
Nestle SA	1,448,100	125,090
Mondelez International Inc. Class A	1,318,200	58,528
Kellogg Co.	525,976	35,824
Procter & Gamble Co.	87,425	7,548
Wal-Mart Stores Inc.	56,691	6,043
Tyson Foods Inc. Class A	30,334	2,309
Conagra Brands Inc.	60,046	2,282
Ingredion Inc.	14,842	2,132
Walgreens Boots Alliance Inc.	26,176	1,970
Lamb Weston Holdings Inc.	32,085	1,880
Sysco Corp.	9,024	567
JM Smucker Co.	3,381	429
Campbell Soup Co.	7,728	360
Clorox Co.	493	70
		4,352,352
Energy (9.6%)
ConocoPhillips	16,369,242	962,675
Occidental Petroleum Corp.	9,982,757	748,407
BP plc ADR	14,646,049	626,705
Phillips 66	5,454,394	558,530
Chevron Corp.	2,105,260	263,894
Marathon Oil Corp.	13,269,700	241,376
Apache Corp.	4,810,500	215,847
Cabot Oil & Gas Corp.	7,483,823	197,199
Hess Corp.	3,633,900	183,548
Schlumberger Ltd.	2,189,250	161,085
EOG Resources Inc.	1,294,550	148,873
Royal Dutch Shell plc ADR	1,820,106	127,844
Murphy Oil Corp.	3,558,471	114,227
Pioneer Natural Resources Co.	596,912	109,181
National Oilwell Varco Inc.	2,531,300	92,848
Andeavor	757,300	81,910
Halliburton Co.	1,039,725	55,833
Cimarex Energy Co.	466,680	52,362
* Kosmos Energy Ltd.	5,732,500	39,612
Exxon Mobil Corp.	112,162	9,792
Valero Energy Corp.	32,355	3,105
Marathon Petroleum Corp.	40,295	2,791
HollyFrontier Corp.	41,492	1,990
Devon Energy Corp.	28,455	1,177
		5,000,811
Financials (18.8%)
Citigroup Inc.	18,505,389	1,452,303

Bank of America Corp.	41,796,669	1,337,493
JPMorgan Chase & Co.	11,125,690	1,286,909
Wells Fargo & Co.	18,352,935	1,207,256
American International Group Inc.	13,441,124	859,157
American Express Co.	7,350,450	730,635
Citizens Financial Group Inc.	8,803,748	404,092
SunTrust Banks Inc.	4,178,653	295,431
Fifth Third Bancorp	7,509,132	248,552
Intercontinental Exchange Inc.	3,347,000	247,142
Capital One Financial Corp.	1,798,100	186,930
Morgan Stanley	2,735,289	154,681
Navient Corp.	10,824,452	154,248
Sterling Bancorp	5,557,600	137,551
Travelers Cos. Inc.	842,400	126,293
Discover Financial Services	1,582,400	126,276
* SLM Corp.	10,824,352	123,831
Goldman Sachs Group Inc.	400,305	107,238
Barclays plc	36,326,564	103,311
Aon plc	725,350	103,123
State Street Corp.	777,674	85,676
Ally Financial Inc.	2,108,112	62,759
Banco de Sabadell SA	24,989,467	59,396
Sumitomo Mitsui Financial Group Inc.	1,036,900	46,698
CIT Group Inc.	821,600	41,647
Synchrony Financial	1,044,121	41,431
Bank of New York Mellon Corp.	719,300	40,784
PNC Financial Services Group Inc.	25,074	3,962
Aflac Inc.	31,297	2,760
Allstate Corp.	27,702	2,736
Lincoln National Corp.	28,186	2,334
Ameriprise Financial Inc.	13,203	2,227
Unum Group	37,831	2,012
Zions Bancorporation	34,884	1,885
T. Rowe Price Group Inc.	16,838	1,880
Reinsurance Group of America Inc. Class A	11,487	1,799
Principal Financial Group Inc.	25,976	1,756
Progressive Corp.	27,695	1,498
* E*TRADE Financial Corp.	26,385	1,390
Comerica Inc.	9,729	926
US Bancorp	15,698	897
FNF Group	20,009	780
Leucadia National Corp.	18,861	511
Chubb Ltd.	1,421	222
Regions Financial Corp.	11,456	220
Santander Consumer USA Holdings Inc.	3,851	66
		9,800,704
Health Care (15.4%)
Medtronic plc	15,588,628	1,338,907
Pfizer Inc.	36,132,918	1,338,363
Johnson & Johnson	6,372,113	880,562
* Express Scripts Holding Co.	10,769,937	852,764
Sanofi ADR	15,030,200	660,277
Cardinal Health Inc.	8,683,781	623,409
Merck & Co. Inc.	5,557,139	329,260
UnitedHealth Group Inc.	1,292,500	306,038
Anthem Inc.	1,177,267	291,786
Gilead Sciences Inc.	3,295,550	276,167

Cigna Corp.	945,355	196,965
Zoetis Inc.	2,223,547	170,613
* Biogen Inc.	426,705	148,412
Koninklijke Philips NV	3,571,814	145,587
GlaxoSmithKline plc ADR	3,261,600	122,343
Humana Inc.	326,800	92,102
Roche Holding AG	362,000	89,441
AbbVie Inc.	592,341	66,472
Stryker Corp.	320,050	52,610
Zimmer Biomet Holdings Inc.	325,300	41,352
Eli Lilly & Co.	48,159	3,923
Agilent Technologies Inc.	31,405	2,306
Amgen Inc.	11,186	2,081
Perrigo Co. plc	17,369	1,574
PerkinElmer Inc.	15,284	1,225
Abbott Laboratories	17,591	1,093
* IQVIA Holdings Inc.	9,700	991
Baxter International Inc.	8,407	606
Becton Dickinson and Co.	1,482	360
		8,037,589
Industrials (9.2%)
United Technologies Corp.	7,676,450	1,059,427
Johnson Controls International plc	21,863,574	855,522
General Electric Co.	36,164,465	584,779
General Dynamics Corp.	1,820,600	405,047
United Parcel Service Inc. Class B	2,436,700	310,241
Eaton Corp. plc	3,344,468	280,835
Raytheon Co.	1,008,183	210,650
CNH Industrial NV	11,893,000	174,827
Cummins Inc.	896,386	168,521
Deere & Co.	734,892	122,301
Honeywell International Inc.	723,721	115,556
Stanley Black & Decker Inc.	488,022	81,124
Rockwell Collins Inc.	455,800	63,124
Kennametal Inc.	1,252,800	61,112
* Gates Industrial Corp. plc	2,806,900	55,015
^ Wabtec Corp.	664,500	53,851
* Copart Inc.	1,187,250	52,322
Snap-on Inc.	293,600	50,297
* Kirby Corp.	561,850	42,082
PACCAR Inc.	496,900	37,049
Embraer SA ADR	1,339,300	33,817
Owens Corning	23,563	2,191
3M Co.	7,725	1,935
Allison Transmission Holdings Inc.	43,017	1,903
Caterpillar Inc.	11,384	1,853
Norfolk Southern Corp.	12,016	1,813
ManpowerGroup Inc.	13,504	1,774
American Airlines Group Inc.	30,912	1,679
Jacobs Engineering Group Inc.	16,626	1,155
Waste Management Inc.	7,253	641
* JetBlue Airways Corp.	26,324	549
Delta Air Lines Inc.	6,691	380
Pentair plc	4,671	334
Expeditors International of Washington Inc.	2,685	174

Kansas City Southern	1,363	154
		4,834,034
Information Technology (18.0%)
Microsoft Corp.	19,411,597	1,844,296
Oracle Corp.	20,790,022	1,072,557
QUALCOMM Inc.	11,626,113	793,482
Apple Inc.	3,676,856	615,616
* Alphabet Inc. Class A	458,898	542,518
Intel Corp.	9,752,277	469,475
* Alphabet Inc. Class C	396,656	464,064
Cisco Systems Inc.	10,474,603	435,115
Hewlett Packard Enterprise Co.	26,293,700	431,217
Samsung Electronics Co. Ltd.	153,400	358,546
* eBay Inc.	8,791,434	356,756
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,567,119	342,866
Motorola Solutions Inc.	2,658,505	264,415
Visa Inc. Class A	1,801,400	223,788
Skyworks Solutions Inc.	2,275,800	221,231
^ Telefonaktiebolaget LM Ericsson ADR	32,299,900	208,011
Corning Inc.	5,910,900	184,538
DXC Technology Co.	1,463,087	145,650
* CoreLogic Inc.	1,943,450	92,042
* Palo Alto Networks Inc.	542,800	85,692
* Worldpay Inc. Class A	941,100	75,580
* Teradata Corp.	1,161,200	47,029
TE Connectivity Ltd.	434,900	44,590
Cypress Semiconductor Corp.	2,536,850	43,862
HP Inc.	129,411	3,018
Western Digital Corp.	29,534	2,628
International Business Machines Corp.	13,391	2,192
NVIDIA Corp.	8,425	2,071
Western Union Co.	99,427	2,067
Marvell Technology Group Ltd.	75,047	1,751
Seagate Technology plc	29,040	1,603
* Dell Technologies Inc. Class V	21,032	1,508
* Micron Technology Inc.	32,793	1,434
Teradyne Inc.	25,303	1,160
Leidos Holdings Inc.	16,054	1,069
Xerox Corp.	30,484	1,040
Avnet Inc.	14,928	634
NetApp Inc.	3,637	224
* Arrow Electronics Inc.	1,511	123
		9,385,458
Materials (3.2%)
Air Products & Chemicals Inc.	4,607,362	775,742
DowDuPont Inc.	6,926,623	523,514
Steel Dynamics Inc.	2,621,150	119,000
International Paper Co.	1,717,600	107,968
* Nutrien Ltd.	1,058,692	55,412
PPG Industries Inc.	422,850	50,205
Sensient Technologies Corp.	260,855	18,742
LyondellBasell Industries NV Class A	23,570	2,825
Huntsman Corp.	57,205	1,978
* Freeport-McMoRan Inc.	99,762	1,945
Westlake Chemical Corp.	16,950	1,909
Newmont Mining Corp.	23,442	950

	Albemarle Corp.			8,145	909
	Avery Dennison Corp.			2,455	301
					1,661,400
Other (0.7%)
	SPDR S&P 500 ETF Trust			1,031,243	290,707
2	Vanguard Value ETF			630,600	70,205
					360,912
Real Estate (0.3%)
	Prologis Inc.			2,289,400	149,063
	Weyerhaeuser Co.			71,392	2,680
	Gaming and Leisure Properties Inc.			53,909	1,965
	Forest City Realty Trust Inc. Class A			79,854	1,874
	Spirit Realty Capital Inc.			214,519	1,753
	Senior Housing Properties Trust			94,072	1,630
	Jones Lang LaSalle Inc.			4,857	759
	WP Carey Inc.			10,049	651
	Extra Space Storage Inc.			3,318	277
	Lamar Advertising Co. Class A			2,898	209
	Liberty Property Trust			4,695	195
	Essex Property Trust Inc.			787	183
	Park Hotels & Resorts Inc.			6,134	177
					161,416
Telecommunication Services (2.7%)
	Verizon Communications Inc.			12,597,778	681,162
	AT&T Inc.			14,923,846	558,898
	Vodafone Group plc ADR			5,525,636	178,036
*,^ Sprint Corp.				144,691	771
					1,418,867
Utilities (0.7%)
	Exelon Corp.			6,383,754	245,838
	PPL Corp.			2,606,500	83,069
	Southern Co.			858,100	38,709
	NextEra Energy Inc.			19,065	3,020
	American Electric Power Co. Inc.			39,665	2,728
	FirstEnergy Corp.			70,945	2,334
	Entergy Corp.			27,562	2,169
	CenterPoint Energy Inc.			73,885	2,082
	NRG Energy Inc.			64,037	1,666
	National Fuel Gas Co.			26,382	1,471
	PG&E Corp.			27,988	1,188
	Avangrid Inc.			9,308	453
					384,727
Total Common Stocks (Cost $33,960,244)					50,635,260
		Coupon
Temporary Cash Investments (3.3%)1
Money Market Fund (3.3%)
3,4 Vanguard Market Liquidity Fund		1.545%		16,988,305	1,698,830

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	1.432%	4/26/18	3,800	3,788
5	United States Treasury Bill	1.398%	5/3/18	20,000	19,927

5 United States Treasury Bill	1.446%	5/31/18	2,086	2,076
				25,791
Total Temporary Cash Investments (Cost $1,724,716)				1,724,621
Total Investments (100.2%) (Cost $35,684,960)				52,359,881
Other Assets and Liabilities-Net (-0.2%)4				(100,155)
Net Assets (100%)				52,259,726

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,232,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $43,821,000 of collateral received for securities on loan.
5 Securities with a value of $22,103,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	3,890	549,618	2,711

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Windsor II Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	49,716,251	919,009	—
Temporary Cash Investments	1,698,830	25,791	—
Futures Contracts—Assets[1]	278	—	—
Total	51,415,359	944,800	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $35,684,960,000. Net unrealized appreciation of investment securities for tax purposes was $16,674,921,000, consisting of

Windsor II Fund

unrealized gains of $17,705,698,000 on securities that had risen in value since their purchase and $1,030,777,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.